Regulatory Matters - Minimum Total Risk-Based, Tier I Risk-Based, and Tier I Leverage Ratios (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 risk-based capital ratio, Actual Ratio	4.00%
Total risk-based capital ratio, Actual Ratio	8.00%
Citizens Holding Company [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 leverage ratio	$ 92,629	$ 90,392
Common Equity tier 1 capital ratio	92,629	90,392
Tier 1 risk-based capital ratio	92,629	90,392
Total risk-based capital ratio	$ 96,532	$ 96,866
Tier 1 leverage ratio, Actual Ratio	9.22%	9.26%
Common Equity tier 1 capital ratio, Actual Ratio	9.22%	9.26%
Tier 1 risk-based capital ratio, Actual Ratio	17.92%	16.37%
Total risk-based capital ratio, Actual Ratio	18.67%	17.54%
Tier 1 leverage ratio, Minimum Capital Requirement to be Well Capitalized, Amount	$ 50,258	$ 48,822
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	65,336	63,469
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	41,354	44,175
Total risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	$ 51,693	$ 55,219
Tier 1 leverage ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	5.00%	5.00%
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	6.50%	6.50%
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	8.00%	8.00%
Total risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	10.00%	10.00%
Tier 1 leverage ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	$ 40,207	$ 39,058
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	45,232	43,940
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	31,016	33,131
Total risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	$ 41,354	$ 44,175
Tier 1 leverage ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	4.00%	4.00%
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	4.50%	4.50%
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	6.00%	6.00%
Total risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	8.00%	8.00%
Citizens Bank of Philadelphia [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 leverage ratio	$ 90,566	$ 87,721
Common Equity tier 1 capital ratio	90,566	87,721
Tier 1 risk-based capital ratio	90,566	87,721
Total risk-based capital ratio	$ 94,469	$ 94,194
Tier 1 leverage ratio, Actual Ratio	9.02%	8.99%
Common Equity tier 1 capital ratio, Actual Ratio	9.02%	8.99%
Tier 1 risk-based capital ratio, Actual Ratio	17.53%	15.89%
Total risk-based capital ratio, Actual Ratio	18.29%	17.07%
Tier 1 leverage ratio, Minimum Capital Requirement to be Well Capitalized, Amount	$ 50,229	$ 48,800
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	65,298	63,440
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	41,329	44,150
Total risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	$ 51,661	$ 55,188
Tier 1 leverage ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	5.00%	5.00%
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	6.50%	6.50%
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	8.00%	8.00%
Total risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	10.00%	10.00%
Tier 1 leverage ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	$ 40,183	$ 39,040
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	45,206	43,920
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	30,997	33,113
Total risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	$ 41,329	$ 44,150
Tier 1 leverage ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	4.00%	4.00%
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	4.50%	4.50%
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	6.00%	6.00%
Total risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	8.00%	8.00%